Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lines of credit maximum borrowings	$ 3,000
Interest rate, description	These lines of credit are unsecured and available provided that the Company maintains a 30% ratio of total tangible shareholders’ equity to total tangible assets and that the total credit use will be less than 70% of the Company and its subsidiaries’ receivables. Interest rates across these credit lines varied from 0.2% to Prime (Israel Interbank Offered Rate) +0.7% (current 2.3%) as of December 31, 2019.
Purchase commitments	$ 26,367
Royalties percentage				2.50%
Maximum amount of royalties payment				$ 625
Royalty expense	$ 625	$ 625	$ 625
Number of banks | Banks	2
Actual guaranteed rent	$ 400